Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of cash flows
Cash inflow from operations	$ 105,419	$ 55,438	$ 26,398
Interest received	461	26	39
Finance costs paid	(3,073)	(2,864)	(2,462)
Tax paid	(26,574)	(10,645)	(9,206)
Net cash inflow from operating activities	76,233	41,955	14,769
Cash flows used in investing activities
Acquisition of property, plant and equipment	(32,450)	(27,477)	(28,556)
Acquisition of exploration and evaluation assets	(3,633)	(3,835)	(1,837)
Proceeds from sale of property, plant and equipment	17
Gross proceeds from sale of non-current assets held for sale	22,350
Selling cost on sale of non-current assets held for sale	(384)
Proceeds from derivative financial instruments			178
Acquisition of put options	(5,430)	(743)	(946)
Investment in fixed term deposits	(28,500)
Matured fixed term deposits	23,500
Net cash used in investing activities	(24,530)	(32,055)	(31,161)
Cash flows from financing activities
Dividends paid	(19,916)	(12,302)	(11,099)
Payment of lease liabilities	(244)	(182)	(184)
Proceeds from loans and borrowings		3,000
Repayments of loans and borrowings	(1,473)	(326)
Loan notes - solar bond issue gross receipts	2,500	2,000	7,000
Loan notes - solar bond issue transaction cost	(113)	(30)	(105)
Loan notes - Motapa payment			(7,250)
Shares issued - equity raise (net of transaction cost)			15,569
Proceeds from share options exercised	95	37
Net cash (used in) from financing activities	(19,151)	(7,803)	3,931
Net increase (decrease) in cash and cash equivalents	32,552	2,097	(12,461)
Effect of exchange rate fluctuations on cash and cash equivalents	(44)	267	(67)
Net cash and cash equivalents at the beginning of the year	(8,668)	(11,032)	1,496
Net cash and cash equivalents at the end of the year	$ 23,840	$ (8,668)	$ (11,032)